PARENT COMPANY DISCLOSURES (Details) - Company Income Statement - Parent Company [Member] - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Condensed Income Statements, Captions [Line Items]
Net interest (expense) income		£ (108)
Dividends received from subsidiary undertakings		5,150	£ 4,000	£ 2,650
Other income		682
Total income		5,724
Operating expenses		(289)
Trading surplus		5,435
Impairment		4
Profit on ordinary activities before tax		5,439	4,102	2,416
Tax expense		(24)
Profit for the year		5,415
Profit attributable to ordinary shareholders		4,949
Profit attributable to other equity holders		£ 466
Previously stated [member]
Condensed Income Statements, Captions [Line Items]
Net interest (expense) income	[1]		(173)	(121)
Dividends received from subsidiary undertakings	[1]		4,000	2,650
Other income	[1]		524	142
Total income	[1]		4,351	2,671
Operating expenses	[1]		(246)	(255)
Trading surplus	[1]		4,105	2,416
Impairment	[1]		(3)
Profit on ordinary activities before tax	[1]		4,102	2,416
Tax expense	[1]		2	62
Profit for the year	[1]		4,104	2,478
Profit attributable to ordinary shareholders	[1]		3,671	2,063
Profit attributable to other equity holders	[1]		£ 433	£ 415

[1]	Restated, see note 1.